PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	€ 2,556	€ 2,038
Depreciation expense charged to the statement of income	1,800	1,600	€ 1,100
Capital expenditure for property, plant and equipment	4,076	2,362	2,496
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	€ 786	€ 465	€ 1,300